Summary of Operations and Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2016
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 to 10 years, or the term of the lease, if shorter
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Office Equipment and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office Equipment and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years